FEDERATED INTERNATIONAL SMALL COMPANY FUND II
(A Portfolio of Federated Insurance Series)
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Supplement to Prospectus dated April 19, 2001


     Please note on the cover page, and under the headings "Risk/Return Summary" and "What are the Fund's Investment Strategies," the Fund may now invest in equity securities of foreign companies that have market capitalization at the time of purchase of $5.0 billion or less.


                                                      September 28, 2001

Cusip 313916850
26753 (9/01)